DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.2023	12.31.2022
Telefónica	713,232	1,051,720
Telefónica Latinoamérica Holding	684,570	1,009,454
Telefónica Chile	1,053	1,552
Telefónica IoT & Big Data Tech	2,453	—
Non-controlling interest	846,576	1,124,691
Total	2,247,884	3,187,417
The amount payable to Telefónica IoT & Big Data Tech refers to the interest on intermediary equity, decided by IoT Co.

Schedule of changes in dividend and interest on equity

	12.31.2023	12.31.2022
Balance at the beginning of the fiscal year	3,187,417	4,265,715
Supplementary dividends from the previous year	826,731	2,028,524
Interim dividends and interest on equity (net of IRRF)	2,200,553	2,763,750
Unclaimed dividends and interest on equity	(139,766)	(167,449)
Payment of dividends and interest on equity	(3,832,612)	(5,709,263)
IRRF on shareholders exempt/immune from interest on equity	5,561	6,140
Balance at the end of the year	2,247,884	3,187,417